ACCOUNTS RECEIVABLE, NET (Details Narrative) ¥ in Millions		12 Months Ended
	Oct. 12, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Doubtful accounts		$ 348,678		$ 160,026	$ 6,872
Accounts receivable from related parties amounted		2,851,523		2,765,146
Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from related party debt	$ 41,405
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable from related parties amounted		$ 582,182		$ 1,272,384
Related Party [Member] | Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from related party debt	$ 41,405
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage		68.10%
Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		$ 1,800,000	¥ 13.0